Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Tax goodwill	$ 2,947	$ 3,267
Net operating loss carryforwards	19,743	14,794
Inventory	491	647
Acquired intangibles	1,452	1,174
Revenue interest obligation	774	1,347
Interest expense	2,533	1,866
Research and development costs	1,749
Operating lease liability	364
FiberCel litigation costs	669
Other	2,045	1,314
Total assets	32,767	24,409
Deferred tax liabilities:
Operating lease right-to-use assets	(350)
Prepaid expenses	(562)	(200)
Total liabilities	(912)	(200)
Total net deferred tax asset	31,855	24,209
Valuation allowance	$ (31,855)	$ (24,209)